[TYPE]

                          Form 13F Cover Page

Report for the Calendar Year or Quarter Ended:              12/31/2000

Check here if Amendment            [   ]   ;      Amendment Number:    [   ]
       This Amendment (Check only one.):      [   ]  is a restatement.
                                              [   ]  adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:               TM Capital Management, Inc.
Address:            303 South Broadway
                    Suite 470
                    Tarrytown, New York 10591

Form 13F File Number: 028-07166

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:               Patricia B. Fallon
Title:              Treasurer
Phone:              (914) 366 - 4729

Signature, Place, and Date of Signing:

        /s/ Patricia B. Fallon     Tarrytown, New York       02/14/2001
        -------------------------------------------------------------------
        [Signature]                [City, State]            [Date]

Report Type (Check only one.):

[ X ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[    ]              13F NOTICE.  (Check here if no holdings reported are in
                    this report, and all holdings are reported by other reporting manager(s).)

[    ]              13F COMBINATION REPORT.  (Check here if a portion of the
                    holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                          13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:                                 0

Form 13F Information Table Entry Total:                           13

Form 13F Information Table Value Total:                       256,251
                                                            [thousands]

List of Other Included Managers:               None

FORM 13F INFORMATION TABLE
                    TITLE
                    OF             VALUE       SHARES/      SH/     PUT/INVSTMT  OTHER  VOTING AUTHORITY
NAME OF ISSUER      CLASS CUSIP    (X$1000)    PRN AMT      PRN     CALLDSCRETN  MGRS   SOLE     SHARED   NONE
CIN Cinergy         COM   172474108        4391       125000SH          SOLE              125,000        0        0
CMS CMS Energy      COM   125896100       23766       750000SH          SOLE              750,000        0        0
EIX Edison Internat COM   281020107       29688      1900000SH          SOLE            1,900,000        0        0
FPL Florida P&L     COM   341109106       12556       175000SH          SOLE              175,000        0        0
GPU Gen Public Util COM   36225X100       29671       806000SH          SOLE              806,000        0        0
NI  Nisource        COM   65473P105       12300       400000SH          SOLE              400,000        0        0
NRG NRG Energy Inc  COM   629377102        6258       225000SH          SOLE              225,000        0        0
NU  Northeast Util  COM   664397106       86209      3555000SH          SOLE            3,555,000        0        0
PCG PACIFIC GAS     COM   69331C108       26500      1325000SH          SOLE            1,325,000        0        0
PNW PINNICLE WEST   COM   723484101        4048        85000SH          SOLE               85,000        0        0
PNM Public Service  COM   744499104        6033       225000SH          SOLE              225,000        0        0
SOE SOUTHERN ENERGY COM   842816100        7078       250000SH          SOLE              250,000        0        0
TXU TEXAS UTILITY   COM   873168108        7755       175000SH          SOLE              175,000        0        0

Grand Total                              256251
